File Nos. 333-123290 and 811-21726

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 15	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 17	[X]

(Check appropriate box or boxes)

360 FUNDS
Exact Name of Registrant as Specified in Charter

420 Lexington Avenue, Suite 601
New York, NY 10170
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  646.307.4181

Christopher Anci
420 Lexington Avenue, Suite 601
New York, NY 10170
(Name and Address of Agent for Service)

With copy to:  Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem , NC 27101

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 14 filed August 28, 2012, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 5th day of September 2012.

The USX China Fund

By:	/s/ Christopher Anci
Christopher Anci, President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	*	September 5, 2012
	Art Falk, Trustee	Date

	*	September 5, 2012
	Thomas Krausz, Trustee	Date

	*	September 5, 2012
	Tom M. Wirtshafter, Trustee	Date

	/s/ Christopher Anci	September 5, 2012
	Christopher Anci, Trustee and President	Date

	/s/ David Ganley	September 5, 2012
	David Ganley, Treasurer	Date

* By:	/s/ Christopher Anci	September 5, 2012
	Christopher Anci, Attorney-in-Fact	Date

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase